Financial Instruments - Maturity Analysis for Non-Derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Bottom of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on lease liabilities (as a percent)	1.20%	1.20%
Top of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on lease liabilities (as a percent)	11.50%	3.10%
Variable interest rate liabilities | Bottom of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)	2.23%	2.05%
Variable interest rate liabilities | Top of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)	3.44%	3.26%
On Demand or Less than 1 Month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	$ 1,786	$ 1,143
Non-derivative financial liabilities, undiscounted cash flows	37,361	46,329
On Demand or Less than 1 Month | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	35,575	38,672
On Demand or Less than 1 Month | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	0	6,514
1 to 3 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	3,494	2,232
Non-derivative financial liabilities, undiscounted cash flows	42,621	97,452
1 to 3 Months | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	18,386	23,864
1 to 3 Months | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	20,741	71,356
3 Months to 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	13,900	9,508
Non-derivative financial liabilities, undiscounted cash flows	96,827	64,132
3 Months to 1 Year | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	670	1,017
3 Months to 1 Year | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	82,257	53,607
1 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	34,214	20,771
Non-derivative financial liabilities, undiscounted cash flows	288,422	299,919
1 to 5 Years | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	0	8
1 to 5 Years | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	254,208	279,140
More than 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,578	204
Non-derivative financial liabilities, undiscounted cash flows	1,578	235
More than 5 Years | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	0	31
More than 5 Years | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	$ 0	$ 0